Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000253542
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Trading Symbol	CERY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$13	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.22% [1]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 1,064,923,204
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$1,064,923,204 Number of Portfolio Holdings40 Portfolio Turnover Rate0%
Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Institutional U.S. Government Money Market Fund, Class G, 3.64%	77.2%
U.S. Treasury Bills, 3.61%, due 06/16/26	4.0%
U.S. Treasury Bills, 3.56%, due 06/09/26	3.7%
U.S. Treasury Bills, 3.56%, due 05/28/26	2.9%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/06/26	2.1%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/27/26	1.0%
U.S. Treasury Bills, 3.55%, due 05/26/26	1.0%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 06/10/26	0.9%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/12/26	0.9%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/05/26	0.9%

Includes holdings of the wholly-owned subsidiary.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF to the State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective March 1, 2026, the Fund changed its name from the SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF to the State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

[1]	Annualized.